Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable consist of the following items:
	As of September 30,
	2025	2024
Referral fees	$4,009	$4,155
Management fees	—	—
Less: allowance for Credit losses	(4,009)	(29)
Total	$—	$4,126